Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	$ 1,923,793
Convertible promissory note issued to Keith Hayter [Member]
Related Party Transaction [Line Items]
Total	1,823,793
Promissory note issued to Mark Porter [Member]
Related Party Transaction [Line Items]
Total	$ 100,000